Convertible loans - Valuation of Derivative (Details)			6 Months Ended
	May 19, 2020 $ / shares	Apr. 24, 2020	Jun. 30, 2022 period $ / shares	Dec. 31, 2021 $ / shares period	Apr. 23, 2021 period $ / shares
Initial Public Offering
Disclosure of detailed information about borrowings [line items]
Offering price per share (in USD per share)	$ 19.00
Disbursement upon completion of IPO
Disclosure of detailed information about borrowings [line items]
Conversion percentage			130.00%
Disbursement upon receipt of regulatory approval for ZYNLONTA
Disclosure of detailed information about borrowings [line items]
Average volume weighted price of common shares		120.00%
Floor of IPO price		81.00%
Disbursement upon receipt of regulatory approval for ZYNLONTA | Top of range
Disclosure of detailed information about borrowings [line items]
Conversion percentage		150.00%
Written put options (in USD per share) | Disbursement upon receipt of regulatory approval for ZYNLONTA
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations			28.07		28.07
Written put options (in USD per share) | Derivatives | Disbursement upon completion of IPO
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations			24.70	24.70
Written put options (in USD per share) | Derivatives | Disbursement upon receipt of regulatory approval for ZYNLONTA
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations					28.50
Forced Conversion Price (in USD per share) | Disbursement upon receipt of regulatory approval for ZYNLONTA
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations			77.19		77.19
Forced Conversion Price (in USD per share) | Derivatives | Disbursement upon completion of IPO
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations			67.93	67.93
Forced Conversion Price (in USD per share) | Derivatives | Disbursement upon receipt of regulatory approval for ZYNLONTA
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations					78.38
Share Price (in USD per share) | Disbursement upon receipt of regulatory approval for ZYNLONTA
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations			7.95		20.20
Share Price (in USD per share) | Derivatives | Disbursement upon completion of IPO
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations			7.95	20.20
Share Price (in USD per share) | Derivatives | Disbursement upon receipt of regulatory approval for ZYNLONTA
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations					24.85
Risk-free interest rate | Disbursement upon receipt of regulatory approval for ZYNLONTA
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations			0.030		0.010
Risk-free interest rate | Derivatives | Disbursement upon completion of IPO
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations			0.030	0.010
Risk-free interest rate | Derivatives | Disbursement upon receipt of regulatory approval for ZYNLONTA
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations					0.006
Expected volatility | Disbursement upon receipt of regulatory approval for ZYNLONTA
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations			0.86		0.77
Expected volatility | Derivatives | Disbursement upon completion of IPO
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations			0.86	0.77
Expected volatility | Derivatives | Disbursement upon receipt of regulatory approval for ZYNLONTA
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations					0.90
Expected term | Disbursement upon receipt of regulatory approval for ZYNLONTA
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations | period			34		40
Expected term | Derivatives | Disbursement upon completion of IPO
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations | period			34	40
Expected term | Derivatives | Disbursement upon receipt of regulatory approval for ZYNLONTA
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations | period					1
Dividend yield | Disbursement upon receipt of regulatory approval for ZYNLONTA
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations			0		0
Dividend yield | Derivatives | Disbursement upon completion of IPO
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations			0	0
Dividend yield | Derivatives | Disbursement upon receipt of regulatory approval for ZYNLONTA
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations					0
Recovery rate | Disbursement upon receipt of regulatory approval for ZYNLONTA
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations			0.05		0.05
Recovery rate | Derivatives | Disbursement upon completion of IPO
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations			0.05	0.05
Recovery rate | Derivatives | Disbursement upon receipt of regulatory approval for ZYNLONTA
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations					0.05
Implied bond yield | Disbursement upon receipt of regulatory approval for ZYNLONTA
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations			0.120		0.088
Implied bond yield | Derivatives | Disbursement upon completion of IPO
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations			0.120	0.088
Implied bond yield | Derivatives | Disbursement upon receipt of regulatory approval for ZYNLONTA
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations					0.077